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ENDOWMENTS

INVESTMENTS FOR NONPROFIT INSTITUTIONS

Semi-annual report for the six months ended January 31, 2003

ENDOWMENTS SM

ENDOWMENTS is managed by Capital Research and Management Company,SM which also manages the 29 American Funds,(R) the nation's third-largest mutual fund family. For more than seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

GROWTH AND INCOME PORTFOLIO seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

BOND PORTFOLIO seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

RESULTS AT A GLANCE
(with all distributions reinvested)

                                                Standard &           Lipper                           Lehman            Lipper
                                 GROWTH         Poor's 500          Multi-Cap                        Brothers           A-Rated
                               AND INCOME        Composite         Value Funds        BOND           Aggregate        Bond Funds
                                PORTFOLIO         Index*              Index         PORTFOLIO       Bond Index*         Average
Total return for the
six months ended
January 31, 2003                  -4.4%            -5.3%              -4.0%           +7.0%            +5.1%             +5.2%

*Unmanaged

Here are the total returns and average annual compound returns with all distributions reinvested for periods ended December 31, 2002 (the most recent calendar quarter): Growth and Income Portfolio-- 10 years: +168.02%, or +10.36% a year; 5 years: +24.14%, or +4.42% a year; 12 months: -10.42%. Bond Portfolio-- 10 years: +93.00%, or +6.80% a year; 5 years: +37.05%, or +6.51% a year; 12 months: +8.29%.

Bond Portfolio's 30-day yield as of February 28, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 4.45%.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.


DEAR SHAREHOLDERS:

We are pleased to report to you at the midpoint of our 2003 fiscal year.

GROWTH AND INCOME PORTFOLIO

For the six months ended January 31, 2003, the value of an investment in the Growth and Income Portfolio fell 4.4%.* Over the same period, the Lipper Multi-Cap Value Funds Index declined 4.0% and the unmanaged Standard & Poor's 500 Composite Index declined 5.3%.

*All percentage gain/loss figures include reinvestment of all distributions.

We are in the midst of a very difficult environment for stocks, as attested by the 47% drop in the S&P 500 from its high in March 2000 to its most recent low in October 2002. A combination of factors -- some ongoing, some of more recent origin -- are heightening uncertainty and depressing both stock prices and investor sentiment. Among continuing concerns are a weak corporate earnings environment and the tentative nature of the economic recovery. Adding to these concerns over the past six months has been the prospect of war in the Middle East.

The stock market has been increasingly volatile over the past six months, falling through September then rising through November before falling again in the last two months ending January. The Growth and Income Portfolio tracked these movements much more closely during the recent period than over the previous two years, when the fund's outperformance was without precedent. As we outlined in our last letter to you, we have positioned the fund with a somewhat greater growth orientation, reflecting our more positive long-term outlook for common stocks.

The most noteworthy changes to the portfolio have been our increased exposure to the aerospace and defense sector and our reduction in telecommunications holdings. This is a favorable environment for aerospace and defense companies, and we have more than doubled our holdings in this area compared with six months ago. At the same time, as telecommunications stocks recovered in price, we sold into this strength, halving our exposure to the sector.

Traditionally defensive sectors, which tend to hold up well during economic recessions and market downturns, were a mixed bag over the period. Most of our holdings in the food and personal products sectors made positive contributions to the fund's results. Beverages and tobacco, on the other hand, were a particular hindrance.

Over the past six months, technology stocks have begun to recover relative to the broader market. Technology stocks represented about 12% of the portfolio, a modest increase over six months ago. When adding new companies to the portfolio, as always, we look for attractive long-term growth opportunities with reasonable valuations, attributes that we have only recently begun to find in the tech sector.

The percentage of net assets in equities remained roughly the same for the period, accounting for nearly 86% of net assets on January 31. The remaining 14% of net assets was held in interest-bearing cash equivalents.

BOND PORTFOLIO

The Bond Portfolio posted a total return of 7.0% for the six-month period. This was strongly ahead of the 5.2% return for the average of 203 corporate A-rated bond funds tracked by Lipper. The unmanaged Lehman Brothers Aggregate Bond Index was up 5.1%.

Many of the factors that were on the minds of equity investors were also of concern to bond investors. Slow growth in the economy helped keep interest rates low, but together with weak corporate earnings created concerns about the credit quality of some borrowers. In October, an initially weak estimate of third-quarter economic growth, reports of slow retail sales and a sharp decline in consumer confidence prompted the Federal Reserve to cut the federal funds rate (the interest rate that banks charge each other on overnight loans) to 1.25%.

U.S. Treasuries benefited from flight-to-quality sentiment early in our fiscal period. We increased our Treasury holdings from 11% to 15% during the six-month period. Corporate bonds, which languished under the shadow of poor economic news for much of 2002, sprang to life in the fourth quarter. Within the Bond Portfolio's investment-grade universe, it was corporate securities at the lower end of the spectrum that generally provided the better returns over the six-month period. We have increased our holdings in the U.S. corporate sector from 40% to 43% over the period.

Mortgage-backed securities, which accounted for approximately 16% of net assets, also showed strength, bolstered by continued strong demand from banks and risk-averse foreign investors. Not all secured issues fared so well. Asset-backed securities were weak throughout the six-month period, hampered by concerns over consumer credit quality and problems within some industries and individual corporate issuers. Within this sector, we reduced our holdings in airline-related securities in particular.

These shifts within the portfolio reduced the percentage of net assets held in cash from nearly 7% at the start of the period to just under 3% at the six-month close. At January 31, the average maturity of the portfolio was 7.2 years, down from 7.4 years six months earlier.

We welcome your comments and questions and look forward to reporting to you again in another six months.

Cordially,

/s/ Robert G. O'Donnell
Robert G. O'Donnell
Chairman of the Board

/s/ Frank L. Ellsworth
Frank L. Ellsworth
President

February 27, 2003

INVESTMENT PORTFOLIO, January 31, 2003

GROWTH AND INCOME PORTFOLIO

unaudited


INDUSTRY DIVERSIFICATION                            PERCENT OF NET ASSETS

Pharmaceuticals                                            7.58 %
Insurance                                                  6.57
Banks                                                      6.04
Diversified Financials                                     5.36
Oil & Gas                                                  4.69
Commercial Services & Supplies                             3.39
Communications Equipment                                   3.17
Semiconductor Equipment & Products                         3.06
Food Products                                              3.04
Aerospace & Defense                                        2.63
Diversified Telecommunication Services                     2.62
Electric Utilities                                         2.61
Tobacco                                                    2.57
Industrial Conglomerates                                   2.27
Media                                                      2.02
Beverages                                                  1.92
Real Estate                                                1.71
Multi-utilities & Unregulated Power                        1.61
Machinery                                                  1.53
Food & Drug Retailing                                      1.42
Software                                                   1.42
Personal Products                                          1.34
Computers & Peripherals                                    1.30
Energy Equipment & Services                                1.19
Multiline Retail                                           1.15
Health Care Equipment & Supplies                           1.14
Household Products                                         0.97
Wireless Telecommunication Services                        0.96
Paper & Forest Products                                    0.85
Specialty Retail                                           0.81
Hotels, Restaurants & Leisure                              0.79
Automobiles                                                0.75
Health Care Providers & Services                           0.69
Road & Rail                                                0.62
Textiles, Apparel & Luxury Goods                           0.52
Chemicals                                                  0.46
It Consulting & Services                                   0.40
Auto Components                                            0.13

Equity securities in initial period of acquisition         4.21

                                                          85.51

Short-term securities                                     14.13

Other assets less liabilities                              0.36

Net Assets                                               100.00 %




                                                         PERCENT
                                                         OF NET
LARGEST EQUITY HOLDINGS                                  ASSETS


Altria Group                                              2.57 %
Eli Lilly                                                 2.38
General Electric                                          2.27
J.P. Morgan Chase                                         2.03
Duke Energy                                               1.61
Berkshire Hathaway                                        1.60
Texas Instruments                                         1.56
Caterpillar                                               1.53
Bristol-Myers Squibb                                      1.53
Wells Fargo                                               1.50

                                                                                                  Shares or
                                                                                                  principal          Market
EQUITY SECURITIES                                                                                    amount           value

PHARMACEUTICALS  -  7.58%
Eli Lilly and Co.                                                                                    25,000   $   1,506,000
Bristol-Myers Squibb Co.                                                                             41,000         967,190
Pharmacia Corp.                                                                                      21,000         877,170
Merck & Co., Inc.                                                                                     8,000         443,120
Johnson & Johnson                                                                                     8,000         428,880
Pfizer Inc                                                                                           10,000         303,600
Schering-Plough Corp.                                                                                15,000         271,650
                                                                                                                  4,797,610

INSURANCE  -  6.57%
Berkshire Hathaway Inc., Class A  (1)                                                                    15       1,014,000
First American Corp.                                                                                 30,000         683,100
Mercury General Corp.                                                                                15,000         544,650
American International Group, Inc.                                                                   10,000         541,200
Manulife Financial Corp. (Canada)                                                                    20,000         463,000
Jefferson-Pilot Corp.                                                                                12,000         462,000
XL Capital Ltd., Class A                                                                              6,000         450,360
                                                                                                                  4,158,310

BANKS  -  6.04%
Wells Fargo & Co.                                                                                    20,000         947,400
Fulton Financial Corp.                                                                               37,897         701,853
National City Corp.                                                                                  25,000         695,000
FleetBoston Financial Corp.                                                                          20,000         522,200
Washington Mutual, Inc.                                                                              15,000         516,750
PNC Financial Services Group, Inc.                                                                   10,000         440,400
                                                                                                                  3,823,603

DIVERSIFIED FINANCIALS  -  5.36%
J.P. Morgan Chase & Co.                                                                              55,000       1,283,700
Fannie Mae                                                                                           14,000         905,800
Freddie Mac                                                                                          12,000         671,760
American Express Co.                                                                                 15,000         532,950
                                                                                                                  3,394,210

OIL & GAS  -  4.69%
Exxon Mobil Corp.                                                                                    25,000         853,750
ChevronTexaco Corp.                                                                                  10,000         644,000
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                                        15,000         628,350
Marathon Oil Corp.                                                                                   22,000         459,800
Canadian Oil Sands Trust (Canada)                                                                    15,000         383,251
                                                                                                                  2,969,151

COMMERCIAL SERVICES & SUPPLIES  -  3.39%
Automatic Data Processing, Inc.                                                                      20,000         693,400
Avery Dennison Corp.                                                                                 10,000         595,900
ServiceMaster Co.                                                                                    45,000         468,450
Pitney Bowes Inc.                                                                                    12,000         390,480
                                                                                                                  2,148,230

COMMUNICATIONS EQUIPMENT  -  3.17%
Lucent Technologies Inc. 8.00% convertible preferred 2031                                             1,000         844,125
Cisco Systems, Inc.  (1)                                                                             30,000         401,100
Motorola, Inc.                                                                                       30,000         239,400
Motorola, Inc. 7.00% convertible preferred 2004, units                                           $  250,000         152,750
Nokia Corp. (ADR) (Finland)                                                                          20,000         287,800
Corning Inc.  (1)                                                                                    20,000          81,600
                                                                                                                  2,006,775

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  3.06%
Texas Instruments Inc.                                                                               62,000         985,800
Agere Systems Inc. 6.50% convertible notes 2009                                                  $  500,000         480,000
Intel Corp.                                                                                          30,000         469,800
                                                                                                                  1,935,600

FOOD PRODUCTS  -  3.04%
General Mills, Inc.                                                                                  14,000         629,020
Wm. Wrigley Jr. Co.                                                                                  10,000         555,200
H.J. Heinz Co.                                                                                       15,000         484,650
Sara Lee Corp.                                                                                       10,000         199,400
Del Monte Foods Co.                                                                                   6,699          56,071
                                                                                                                  1,924,341

AEROSPACE & DEFENSE  -  2.63%
Northrop Grumman Corp. (formed by the merger of TRW Inc. and Northrop Grumman Corp.)                  6,964         636,579
Raytheon Co.                                                                                         18,000         541,620
Honeywell International Inc.                                                                         20,000         488,800
                                                                                                                  1,666,999

DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.62%
Sprint Corp. - FON Group                                                                             46,000         558,440
Verizon Communications Inc.                                                                          10,000         382,800
ALLTEL Corp.                                                                                          8,000         374,960
SBC Communications Inc.                                                                              10,000         244,400
AT&T Corp.                                                                                            5,000          97,400
                                                                                                                  1,658,000

ELECTRIC UTILITIES  -  2.61%
NSTAR                                                                                                18,000         756,000
Progress Energy, Inc.                                                                                12,000         484,920
FirstEnergy Corp.                                                                                    13,267         413,930
                                                                                                                  1,654,850

TOBACCO  -  2.57%
Altria Group, Inc.                                                                                   43,000       1,628,410


INDUSTRIAL CONGLOMERATES  -  2.27%
General Electric Co.                                                                                 62,000       1,434,680


MEDIA  -  2.02%
AOL Time Warner Inc.  (1)                                                                            60,000         699,600
Gannett Co., Inc.                                                                                     5,000         363,300
Comcast Corp., Class A  (1)                                                                           8,087         215,357
                                                                                                                  1,278,257

BEVERAGES  -  1.92%
PepsiCo, Inc.                                                                                        20,000         809,600
Coca-Cola Co.                                                                                        10,000         404,600
                                                                                                                  1,214,200

REAL ESTATE  -  1.71%
Equity Residential                                                                                   15,000         366,600
Equity Office Properties Trust                                                                       15,000         359,100
Boston Properties, Inc.                                                                              10,000         359,000
                                                                                                                  1,084,700

MULTI-UTILITIES & UNREGULATED POWER  -  1.61%
Duke Energy Corp.                                                                                    60,000       1,021,800


MACHINERY  -  1.53%
Caterpillar Inc.                                                                                     22,000         967,560


FOOD & DRUG RETAILING  -  1.42%
Albertson's, Inc.                                                                                    25,000         537,500
Walgreen Co.                                                                                         12,500         362,500
                                                                                                                    900,000

SOFTWARE  -  1.42%
Microsoft Corp.  (1)                                                                                 10,000         474,600
Oracle Corp.  (1)                                                                                    35,000         421,050
                                                                                                                    895,650

PERSONAL PRODUCTS  -  1.34%
Avon Products, Inc.                                                                                  17,000         850,000


COMPUTERS & PERIPHERALS  -  1.30%
International Business Machines Corp.                                                                 5,000         391,150
Dell Computer Corp.  (1)                                                                             10,000         238,600
EMC Corp.  (1)                                                                                       25,000         192,500
                                                                                                                    822,250

ENERGY EQUIPMENT & SERVICES  -  1.19%
Schlumberger Ltd.                                                                                    20,000         754,000


MULTILINE RETAIL  -  1.15%
May Department Stores Co.                                                                            20,000         410,000
Dollar General Corp.                                                                                 28,250         318,095
                                                                                                                    728,095

HEALTH CARE EQUIPMENT & SUPPLIES  -  1.14%
Becton, Dickinson and Co.                                                                            22,000         721,600


HOUSEHOLD PRODUCTS  -  0.97%
WD-40 Co.                                                                                            23,900         613,991


WIRELESS TELECOMMUNICATION SERVICES  -  0.96%
AT&T Wireless Services, Inc.  (1)                                                                   100,000         607,000


PAPER & FOREST PRODUCTS  -  0.85%
International Paper Co.                                                                              15,000         535,500


SPECIALTY RETAIL  -  0.81%
Gap, Inc.                                                                                            35,000         512,050


HOTELS, RESTAURANTS & LEISURE  -  0.79%
McDonald's Corp.                                                                                     35,000         498,400


AUTOMOBILES  -  0.75%
General Motors Corp.                                                                                 13,000         472,290


HEALTH CARE PROVIDERS & SERVICES  -  0.69%
CIGNA Corp.                                                                                          10,000         436,700


ROAD & RAIL  -  0.62%
Burlington Northern Santa Fe Corp.                                                                   15,000         389,550


TEXTILES, APPAREL & LUXURY GOODS  -  0.52%
NIKE, Inc., Class B                                                                                   7,400         329,596


CHEMICALS  -  0.46%
Dow Chemical Co.                                                                                     10,000         290,600


IT CONSULTING & SERVICES  -  0.40%
Electronic Data Systems Corp.                                                                        15,000         254,250


AUTO COMPONENTS  -  0.13%
Goodyear Tire & Rubber Co.                                                                           15,000          79,500


MISCELLANEOUS  -  4.21%
Other equity securities in initial period of acquisition                                                          2,667,468


Total equity securities (cost: $59,660,407)                                                                      54,125,776



                                                                                                  Principal          Market
                                                                                                     amount           value
SHORT-TERM SECURITIES                                                                                  (000)

FEDERAL AGENCY DISCOUNT NOTES  -  7.10%
Federal Home Loan Bank 1.23%-1.24% due 3/7-4/2/2003                                              $    2,100   $   2,096,600
Freddie Mac 1.28% due 2/4/2003                                                                        1,500       1,499,786
Fannie Mae 1.245% due 4/2/2003                                                                          900         898,124
                                                                                                                  4,494,510

CORPORATE SHORT-TERM NOTES  -  7.03%
Enterprise Funding Corp. 1.28% due 2/13/2003 (2)                                                      1,300       1,299,399
Harley-Davidson Funding Corp. 1.26% due 2/14/2003 (2)                                                 1,200       1,199,412
Triple-A One Funding Corp. 1.31% due 2/3/2003 (2)                                                     1,000         999,891
Emerson Electric Co. 1.25% due 2/5/2003 (2)                                                             500         499,913
Pitney Bowes Inc. 1.23% due 2/25/2003                                                                   450         449,616
                                                                                                                  4,448,231


Total short-term securities (cost: $8,942,699)                                                                    8,942,741


Total investment securities (cost: $68,603,106)                                                                  63,068,517
Other assets less liabilities                                                                                       228,103

Net assets                                                                                                      $63,296,620

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements


Companies appearing in the portfolio since July 31, 2002:

AOL Time Warner
Cisco Systems
Comcast
Del Monte Foods
FleetBoston Financial
PNC Financial Services Group

Companies eliminated from the portfolio since July 31, 2002:

Circuit City Stores - Circuit City Group
FPL Group
Interpublic Group of Companies
Kimberly-Clark
Weyerhaeuser


INVESTMENT PORTFOLIO, January 31, 2003

BOND PORTFOLIO                                                                                                unaudited


                                                                                            Principal
                                                                                          amount (000)         Market
BONDS,NOTES & PREFERRED STOCKS                                                             or shares           value

TELECOMMUNICATION SERVICES  -  9.52%
Sprint Capital Corp.:
 7.625% 2011                                                                                $     350    $    325,500
 6.00% 2007                                                                                       300         274,500
 7.90% 2005                                                                                       200         199,000
 8.375% 2012                                                                                      125         120,000
AT&T Corp. 7.80% 2011                                                                             700         752,870
Verizon Global Funding Corp. 7.25% 2010                                                           250         284,324
Bell Atlantic Financial Services, Inc.:
 4.25% convertible debentures 2005 (1)                                                            250         263,750
 5.75% exchangeable notes 2003                                                                    200         201,700
AT&T Wireless Services, Inc.:
 7.50% 2007                                                                                       200         210,228
 8.125% 2012                                                                                      200         208,405
 7.875% 2011                                                                                      200         207,370
VoiceStream Wireless Corp. 10.375% 2009                                                           332         363,228
Deutsche Telekom International Finance BV 9.25% 2032                                              200         247,147
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                         Euro      250      282,502
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                             $     250         262,849
Qwest Services Corp. 13.50% 2010 (1)                                                              176         185,680
France Telecom 9.25% 2011                                                                         150         172,348
British Telecommunications PLC 8.375% 2010                                                        125         149,456
Vodafone Group PLC 7.75% 2010                                                                     125         146,628
Koninklijke KPN NV 8.00% 2010                                                                     125         145,163
TELUS Corp. 8.00% 2011                                                                            125         123,125
                                                                                                            5,125,773

BANKS & THRIFTS -  8.62%
Washington Mutual, Inc. 5.625% 2007                                                               375         398,986
Washington Mutual Bank, FA 6.875% 2011                                                            250         278,756
Washington Mutual Finance 8.25% 2005                                                              200         224,159
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated) (1) (2)                  375         425,059
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated) (1)                      150         182,422
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual
preferred (undated) (1)  (2)                                                                      400         557,059
Barclays Bank PLC: (1)  (2)
 6.86% callable perpetual core tier one notes (undated)                                           350         356,210
 7.375% (undated)                                                                                 125         142,212
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (2)                                    375         412,783
Sumitomo Mitsui Banking Corp. 8.00% 2012                                                          250         286,262
NB Capital Corp. 8.35% exchangeable preferred depositary shares                         10,000 shares         272,500
Bayerische Landesbank 2.50% 2006                                                            $     250         249,403
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (undated) (1)(2)                 250         232,016
Abbey National PLC 7.35% (undated) (2)                                                            200         217,749
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed
preference shares (undated) (1)  (2)                                                              125         139,016
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated) (1)  (2)                         125         136,965
J.P. Morgan Chase & Co. 5.75% 2013                                                                125         128,163
                                                                                                            4,639,720

UTILITIES  -  4.83%
Cilcorp Inc. 9.375% 2029                                                                          225         294,941
AES Ironwood, LLC 8.857% 2025 (3)                                                                 248         173,460
Commonwealth Edison Co.:
 6.95% 2018                                                                                       300         326,738
 Series 99, 3.70% 2008                                                                            125         125,759
Gemstone Investor Ltd. 7.71% 2004 (1)                                                             280         234,287
Southern Natural Gas Co. 8.00% 2032                                                               125         114,110
Homer City Funding LLC  8.734% 2026                                                               300         256,967
Midwest Generation, LLC, Series B, 8.56% 2016 (3)                                                 100          75,271
NiSource Finance Corp. 7.625% 2005                                                                250         268,508
Constellation Energy Group, Inc. 6.125% 2009                                                      200         208,819
Israel Electric Corp. Ltd. 7.75% 2027 (1)                                                         175         160,306
Progress Energy, Inc. 6.05% 2007                                                                  125         133,176
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                       125         132,626
Williams Companies, Inc. 8.125% 2012 (1)                                                          125          98,750
                                                                                                            2,603,718

MEDIA  -  3.71%
Tele-Communications, Inc.:
 7.875% 2013                                                                                      250         273,752
 9.80% 2012                                                                                       215         260,192
Comcast Cable Communications, Inc. 8.375% 2007                                                    125         140,282
News America Holdings Inc. 7.75% 2045                                                             386         403,123
Liberty Media Corp.:
 7.875% 2009                                                                                      125         135,992
 8.25% 2030                                                                                       110         114,648
Univision Communications Inc. 7.85% 2011                                                          125         140,978
Clear Channel Communications, Inc. 6.625% 2008                                                    125         137,345
Gannett Co., Inc. 4.95% 2005                                                                      125         131,920
Cox Radio, Inc. 6.625% 2006                                                                       125         131,316
AOL Time Warner Inc. 7.625% 2031                                                                  125         129,961
                                                                                                            1,999,509

AUTOMOBILES & COMPONENTS  -  3.47%
Ford Motor Credit Co.:
 6.50% 2007                                                                                       450         445,181
 6.75% 2008                                                                                       300         296,140
 7.375% 2011                                                                                      200         192,663
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                  50          41,500
DaimlerChrysler North America Holding Corp. 7.30% 2012                                            375         413,394
ArvinMeritor, Inc. 6.625% 2007                                                                    250         250,000
General Motors Acceptance Corp.:
 8.00% 2031                                                                                       125         123,658
 7.75% 2010                                                                                       100         103,900
                                                                                                            1,866,436

INSURANCE  -  3.30%
Prudential Holdings, LLC, Series C, FSA insured, 8.695% 2023 (1) (3)                              500         587,503
Allstate Corp. 6.75% 2018                                                                         320         355,942
Allstate Financial Global Funding LLC 5.25% 2007 (1)                                              125         132,337
ING Capital Funding Trust III 8.439% noncumulative preferred (undated) (2)                        250         288,791
ReliaStar Financial Corp. 8.00% 2006                                                              125         142,065
AIG SunAmerica Global Financing VII 5.85% 2008 (1)                                                125         136,938
Monumental Global Funding Trust II-2002-A 5.20% 2007 (1)                                          125         131,261
                                                                                                            1,774,837

DIVERSIFIED FINANCIALS  -  3.05%
CIT Group Inc.:
 7.375% 2007                                                                                      250         274,181
 7.75% 2012                                                                                       125         141,084
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                 300         315,463
AT&T Capital Corp. 6.60% 2005                                                                     250         260,692
USA Education, Inc. 5.625% 2007                                                                   375         404,198
Citigroup Inc. 3.50% 2008                                                                         250         247,894
                                                                                                            1,643,512

RETAILING  -  2.72%
J.C. Penney Co., Inc.:
 7.125% 2023                                                                                      882         784,980
 7.95% 2017                                                                                       400         376,000
 7.65% 2016                                                                                       325         303,875
                                                                                                            1,464,855

MATERIALS  -  2.53%
Georgia-Pacific Corp. 7.50% 2006                                                                  353         333,585
Scotia Pacific Co. LLC, Series B:
 Class A-3, 7.71% 2028                                                                            250         160,000
 Class A-1, 6.55% 2028 (3)                                                                        139         121,995
Inco Ltd. 7.20% 2032                                                                              250         247,708
Equistar Chemicals, LP 8.75% 2009                                                                 250         214,034
BHP Finance (USA) Ltd. 8.50% 2012                                                                 145         181,450
Corporacion Nacional del Cobre de Chile 6.375% 2012 (1)                                           100         103,832
                                                                                                            1,362,604

HEALTH CARE EQUIPMENT & SERVICES  -  2.43%
Aetna Inc.:
 7.875% 2011 (4)                                                                                  550         630,760
 7.375% 2006                                                                                      125         136,127
Columbia/HCA Healthcare Corp. 7.00% 2007                                                          260         278,886
Humana Inc. 7.25% 2006                                                                            125         133,679
UnitedHealth Group Inc. 5.20% 2007                                                                125         131,351
                                                                                                            1,310,803

CONSUMER FINANCE  -  2.38%
Household Finance Corp.:
 6.75% 2011                                                                                       400         432,711
 7.35% 2032                                                                                       200         225,610
 6.375% 2011                                                                                      125         132,163
Capital One Bank:
 6.65% 2004                                                                                       250         250,838
 8.25% 2005                                                                                       100         102,532
MBNA Corp., Series B, 2.507% 2027 (2)                                                             200         135,375
                                                                                                            1,279,229

INDUSTRIAL CONGLOMERATES  -  2.08%
Hutchison Whampoa International Ltd. 7.00% 2011 (1)                                               375         401,321
General Electric Capital Corp., Series A:
 5.375% 2007                                                                                      125         133,329
 6.00% 2012                                                                                       125         133,248
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
securities (1)                                                                          10,000 shares         266,250
Tyco International Group SA 6.375% 2011                                                     $     200         187,000
                                                                                                            1,121,148

TECHNOLOGY HARDWARE & EQUIPMENT  -  1.72%
Solectron Corp. 0% LYON convertible notes 2020                                                  1,300         684,125
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                                    135         135,675
Motorola, Inc. 8.00% 2011                                                                         100         106,750
                                                                                                              926,550

REAL ESTATE  -  1.51%
EOP Operating LP:
 8.10% 2010                                                                                       125         144,605
 6.75% 2012                                                                                       125         135,471
ProLogis Trust 7.05% 2006                                                                         125         136,201
United Dominion Realty Trust, Inc. 6.50% 2009                                                     125         133,813
First Industrial, LP 6.875% 2012                                                                  125         133,527
Rouse Co. 7.20% 2012                                                                              125         127,677
                                                                                                              811,294

CONSUMER DURABLES & APPAREL  -  1.26%
Toll Brothers, Inc. 6.875% 2012 (1)                                                               375         387,345
Centex Corp. 4.75% 2008                                                                           150         150,296
Pulte Homes, Inc. 8.125% 2011                                                                     125         139,834
                                                                                                              677,475

FOOD & DRUG RETAILING  -  1.18%
Delhaize America, Inc. 8.125% 2011                                                                375         365,329
SUPERVALU INC. 7.50% 2012                                                                         125         137,662
CVS Corp. 6.117% 2013 (1)  (3)                                                                    125         131,107
                                                                                                              634,098

CAPITAL GOODS  -  1.10%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured,
6.664% 2013 (1)  (3)                                                                              298         320,613
TRW Inc. 7.75% 2029                                                                               125         148,222
John Deere Capital Corp. 3.90% 2008                                                               125         125,358
                                                                                                              594,193

SOFTWARE & SERVICES  -  0.48%
Electronic Data Systems Corp. 7.125% 2009                                                         250         259,161


COMMERCIAL SERVICES & SUPPLIES  -  0.47%
Cendant Corp. 7.375% 2013                                                                         250         252,206


PHARMACEUTICALS & BIOTECHNOLOGY  -  0.46%
Lilly Del Mar, Inc. 2.859% 2029 (1)  (2)                                                          250         249,041


HOTELS, RESTAURANTS & LEISURE  -  0.44%
Hyatt Equities, LLC 6.875% 2007 (1)                                                               125         125,638
MGM Mirage, Inc. 8.50% 2010                                                                       100         109,250
                                                                                                              234,888

TRANSPORTATION  -  0.24%
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA
insured, 5.70% 2023 (1)  (3)                                                                      118         125,434
Jet Equipment Trust, Series 1994-A, 11.79% 2013 (1)  (5)                                          750           7,500
                                                                                                              132,934

ASSET-BACKED OBLIGATIONS  (3) -  4.43%
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                250         282,952
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                    300         279,000
Delta Air Lines, Inc. 2.09% 2008 (1)  (2)                                                         250         250,000
Residential Asset Mortgage Products, Inc., Series 2003-RS1, Class A1-A2,
2.871% 2023                                                                                       250         250,000
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020                                     232         248,872
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022                                 230         207,714
Educational Enhancement Funding Corp. Tobacco Settlement Bonds, Series
2002-A, 6.72% 2025                                                                                200         203,698
U.S. Airways Pass Through Trust, Series 2000-3, Class G, MBIA
insured, 7.89% 2020                                                                               142         147,941
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3,
Class A-2, 5.16% 2033                                                                             125         125,607
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027                                  239          19,228
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured,
8.057% 2022                                                                                       137         144,671
PF Export Receivables Master Trust, Series 2001-B, MBIA insured,
6.60% 2011 (1)                                                                                    125         133,871
Tobacco Settlement Financing Corp., Series 2001-A, 6.36% 2025                                      89          88,516
                                                                                                            2,382,070

COLLATERALIZED MORTGAGE OBLIGATIONS-PRIVATELY ORGINATED  (3) -  7.18%
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                            500         557,685
GS Mortgage Securities Corp. II, Series 1998-C1: (2)
 Class D, 7.21% 2030                                                                              250         268,385
 Class E, 7.21% 2030                                                                              250         244,532
CS First Boston Mortgage Securities Corp.:
 Series 1998-C1:
  Class A-1A, 6.26% 2040                                                                          146         155,245
  Class A-1B, 6.48% 2040                                                                          125         138,934
 Series 2001-CF2, Class A-2, 5.935% 2034                                                          125         135,063
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2,
6.39% 2030                                                                                        375         417,478
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (1)                                       314         332,385
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2,
Class A-2, 6.48% 2035                                                                             250         281,767
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3,
6.16% 2035                                                                                        250         276,138
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.517% 2027 (1)  (2)                 150         162,412
Nomura Asset Securities Corp., Series 1998-D6, Class A-A1, 6.28% 2030                             144         155,004
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2010                           125         150,305
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust,
Series 1999-1, Class B, 7.619% 2031                                                               125         146,178
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1,
Class A-3, 6.869% 2029                                                                            125         140,699
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                            125         139,809
GGP Mall Properties Trust, Series 2001-C1A, Class A-2, 5.007% 2011 (1)                            124         129,592
Residential Funding Mortgage Securities I, Inc., Series 2001-S1,
Class A-1, 7.00% 2016                                                                              34          34,447
                                                                                                            3,866,058

FEDERAL AGENCY OBLIGATIONS-MORTGAGE PASS-THROUGHS  (3) -  8.01%
Government National Mortgage Assn.:
6.00% 2033                                                                                        120         124,706
7.00% 2024 - 2032                                                                                 938       1,000,931
7.50% 2023 - 2032                                                                                 491         528,390
8.00% 2023 - 2031                                                                                 532         580,821
8.50% 2008                                                                                         76          82,759
10.00% 2019 - 2020                                                                                233         267,237
Fannie Mae:
5.50% 2018                                                                                        250         258,612
6.00% 2016                                                                                        164         172,039
6.50% 2016 - 2031                                                                                 280         294,996
7.00% 2026 - 2031                                                                                 294         311,425
7.50% 2031                                                                                         76          80,663
Freddie Mac:
5.00% 2018                                                                                        250         254,022
6.00% 2032                                                                                        325         336,631
8.75% 2008                                                                                         21          22,689
                                                                                                            4,315,921

FEDERAL AGENCY OBLIGATIONS-COLLATERALIZED MORTGAGE OBLIGATIONS  (3) -  1.01%
Fannie Mae:
 Series 2001-20, Class C, 11.741% 2031 (2)                                                        135         161,289
 Series 2001-4, Class GA, 10.105% 2025 (2)                                                        135         151,801
 Series 2001-T10, Class A-1, 7.00% 2041                                                            94         100,306
Freddie Mac, Series T-042, Class A-2, 5.50% 2042                                                  125         129,844
                                                                                                              543,240

FEDERAL AGENCY OBLIGATIONS-OTHER  -  3.56%
Fannie Mae 7.00% 2005                                                                             750         836,287
Freddie Mac:
 5.75% 2010                                                                             Euro      250      297,866
 4.25% 2005                                                                                 $     250         262,412
Federal Home Loan Bank 4.875% 2004 (4)                                                            500         520,285
                                                                                                            1,916,850

U.S. TREASURY NOTES & BONDS  -  15.21%
 6.00% August 2004                                                                              1,150       1,228,890
 11.625% November 2004                                                                          1,765       2,074,316
 5.75% November 2005                                                                            1,000       1,098,460
 9.375% February 2006                                                                           1,150       1,391,282
 3.375% January 2007  (6)                                                                         601         651,546
 6.625% May 2007                                                                                  800         924,176
 11.250% February 2015                                                                            500         823,350
                                                                                                            8,192,020

NON-U.S. GOVERNMENT OBLIGATIONS  -  0.31%
United Mexican States Government Eurobonds, Global 11.375% 2016                                   125         164,875


TAXABLE MUNICIPAL OBLIGATIONS  -  0.22%
Golden State Tobacco Securitization Corp., Tobacco Settlement
Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                                    125         118,734



Total bonds, notes & preferred stocks (cost: $50,827,825)                                                  52,463,752



                                                                                            Principal          Market
                                                                                               amount           value
SHORT-TERM SECURITIES                                                                           (000)

CORPORATE SHORT-TERM NOTES  -  3.44%
Emerson Electric Co. 1.25% due 2/5/2003 (1)                                                $    1,000    $    999,826
General Electric Capital Corp. 1.32% due 2/3/2003                                                 850         849,907
Total short-term securities (cost: $1,849,733)                                                              1,849,733

Total investment securities (cost: $52,677,558)                                                            54,313,485
Other assets less liabilities                                                                                (468,767)

Net assets                                                                                                $53,844,718

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
    Therefore, the effective maturities are shorter than the stated maturities.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Company not making interest payments; bankruptcy proceedings pending.
(6) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

FINANCIAL STATEMENTS                                                                                                unaudited


Statement of assets and liabilities                                                    Growth and Income                Bond
at January 31, 2003                                                                            Portfolio           Portfolio
Assets:
 Investment securities at market
  (cost: $68,603,106 and $52,677,558, respectively)                                           $63,068,517         $54,313,485
 Cash                                                                                             120,680              64,098
 Receivables for:
  Sales of investments                                                                            372,089              72,558
  Dividends and interest                                                                          135,520             759,008
  Other assets                                                                                      3,607               4,256
  Total assets                                                                                 63,700,413          55,213,405

Liabilities:
 Payables for:
  Purchases of investments                                                                        359,353           1,330,306
  Investment advisory services                                                                     27,745              21,708
  Other fees and expenses                                                                          16,695              16,673
  Total liabilities                                                                               403,793           1,368,687
Net assets at January 31, 2003                                                                $63,296,620         $53,844,718

Net assets consist of:
 Capital paid in on shares of beneficial interest                                             $70,696,319         $54,081,463
 Undistributed (distributions in excess of) net investment income                                 126,412            (373,877)
 Accumulated net realized loss                                                                 (1,991,574)         (1,499,303)
 Net unrealized (depreciation) appreciation                                                    (5,534,537)          1,636,435
Net assets at January 31, 2003                                                                $63,296,620         $53,844,718

Shares of beneficial interest issued and outstanding - unlimited shares authorized
Shares outstanding                                                                              5,754,274           3,265,852
Net asset value per share                                                                          $11.00              $16.49


See Notes to Financial Statements

                                                                                                                    unaudited

Statement of operations                                                                 Growth and Income                Bond
for the six months ended January 31, 2003                                                       Portfolio           Portfolio
Investment income:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $3,635 on Growth and Income Portfolio)                                        $775,243             $17,587
  Interest                                                                                         93,785           1,688,282
  Total income                                                                                    869,028           1,705,869
 Fees and expenses:
  Investment advisory services                                                                    160,827             129,710
  Transfer agent services                                                                             320                 306
  Reports to shareholders                                                                          11,257              11,257
  Registration statement and prospectus                                                            10,346               7,011
  Trustees' meetings                                                                               12,917              12,917
  Auditing and legal                                                                               27,095              27,095
  Custodian                                                                                           646                 574
  Other                                                                                             6,579               6,579
  Total expenses before reimbursement                                                             229,987             195,449
   Reimbursement of expenses                                                                            -                 886
   Net expenses                                                                                   229,987             194,563
 Net investment income                                                                            639,041           1,511,306


Net realized loss and unrealized
 (depreciation) appreciation on investments
 and non-U.S. currency:
 Net realized (loss) gain on:
  Investments                                                                                  (1,245,935)           (700,705)
  Non-U.S. currency transactions                                                                   (1,196)              1,107
                                                                                               (1,247,131)           (699,598)
 Net unrealized (depreciation) appreciation on:                                                (2,321,311)          2,676,832
  Investments                                                                                          52                (756)
                                                                                               (2,321,259)          2,676,076
   Net realized loss and
    unrealized (depreciation) appreciation
    on investments and non-U.S. currency                                                       (3,568,390)          1,976,478
Net (decrease) increase in net assets resulting                                               $(2,929,349)         $3,487,784
 from operations

See Notes to Financial Statements


GROWTH AND INCOME PORTFOLIO
Statement of changes in net assets
                                                                                               Six months          Year ended
                                                                                        ended January 31,            July 31,
                                                                                                    2003*                2002
Operations:
 Net investment income                                                                           $639,041          $1,127,842
 Net realized loss on investments and
  non-U.S. currency transactions                                                               (1,247,131)           (718,010)
 Net unrealized depreciation
  on investments and non-U.S. currency translations                                            (2,321,259)         (6,525,422)
  Net decrease in net assets
   resulting from operations                                                                   (2,929,349)         (6,115,590)

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income                                                            (566,109)         (1,139,542)
 Distributions from net realized gain
  on investments                                                                                        -            (775,771)
   Total dividends and distributions paid
    to shareholders                                                                              (566,109)         (1,915,313)

Capital share transactions                                                                      3,775,471          10,206,149

Total increase in net assets                                                                      280,013           2,175,246

Net assets:
 Beginning of period                                                                           63,016,607          60,841,361
 End of period (including
  undistributed net investment income: $126,412 and $53,480,
  respectively)                                                                               $63,296,620         $63,016,607

*Unaudited

See Notes to Financial Statements


BOND PORTFOLIO
Statement of changes in net assets
                                                                                               Six months          Year ended
                                                                                        ended January 31,            July 31,
                                                                                                    2003*                2002
Operations:
 Net investment income                                                                         $1,511,306          $2,874,247
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                                                                 (699,598)            376,532
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                             2,676,076          (1,920,717)
  Net increase in net assets
   resulting from operations                                                                    3,487,784           1,330,062

Dividends paid to shareholders from net investment income                                      (1,680,771)         (3,105,961)

Capital share transactions                                                                      1,907,406           5,918,664

Total increase in net assets                                                                    3,714,419           4,142,765

Net assets:
 Beginning of period                                                                           50,130,299          45,987,534
 End of period (including
  distributions in excess of
  net investment income: $(373,877) and $(204,412), respectively)                             $53,844,718         $50,130,299

*Unaudited

See Notes to Financial Statements


Notes to financial statements
unaudited


1. Organization and significant accounting policies

Organization - ENDOWMENTS (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital through investments in fixed-income securities.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

         Security valuation - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the funds' investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the trust's Board of Trustees.

         Security transactions and related investment income - Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

         Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.       Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; net capital losses; net operating losses; and amortization of premiums. As of January 31, 2003, the cost of investment securities for federal income tax purposes was $68,603,106 and $53,220,384 for Growth and Income Portfolio and Bond Portfolio, respectively.

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:


                                                                                Growth and         Bond
                                                                             Income Portfolio    Portfolio
Undistributed net investment income and currency gains                               $125,216        $194,271
Undistributed (accumulated) short-term capital gains (losses)
                                                                                       23,617       (934,823)
Accumulated long-term capital losses
                                                                                  (2,013,996)       (578,750)
Gross unrealized appreciation on investment securities                                              3,035,098
                                                                                    3,415,352
Gross unrealized depreciation on investment securities                            (8,949,941)     (1,941,997)

Undistributed (accumulated) short-term capital gains (losses) on the previous page include a capital loss carryforward of $625,799 expiring in 2010 for Growth and Income Portfolio and capital loss carryforwards of $293,951 and $505,754, expiring in 2008 and 2009, respectively, for Bond Portfolio. The capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

The tax character of distributions paid to shareholders was as follows:



                                         Distributions from ordinary income
                                                                                                                        Total
                                      Net investment income         Short-term         Distributions from       distributions
                                         and currency gains      capital gains    long-term capital gains                paid
Six months ended January 31, 2003
Growth and Income Portfolio                       $ 566,109                  -                          -           $ 566,109
Bond Portfolio                                    1,680,771                  -                          -           1,680,771



Year ended July 31, 2002
Growth and Income Portfolio                     $ 1,139,542          $ 568,899                  $ 206,872         $ 1,915,313
Bond Portfolio                                    3,105,961                  -                          -           3,105,961



4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the funds' investment adviser, is the parent company of American Funds Service Company ("AFS"), the funds' transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the funds. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the six months ended January 31, 2003, no such fee reduction was required for Growth and Income Portfolio. Fee reductions for Bond Portfolio were $886 for the six months ended January 31, 2003.

Transfer agent services - The funds have a transfer agent agreement with AFS. Under this agreement, the funds compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing.

Affiliated officers and Trustees - Officers and certain Trustees of the trust are or may be considered to be affiliated with CRMC and AFS. No such persons received any compensation directly from the trust. The unaffiliated Trustees were reimbursed by the trust for expenses incurred while traveling to fund meetings.

5. Capital share transactions

Capital share transactions in the funds were as follows:



Six months ended January 31, 2003
                                                                  Reinvestments
                                                                   of dividends
                                        Sales                   and distributions         Repurchases              Net increase
                                Amount         Shares           Amount    Shares     Amount         Shares      Amount      Shares
Growth and Income Portfolio     $ 5,453,488    474,864          $ 437,593  38,552    $ (2,115,610)  (185,407)   $ 3,775,471  328,009
Bond Portfolio                    2,897,253    179,931          1,310,002  81,597      (2,299,849)  (142,749)     1,907,406  118,779



Year ended July 31, 2002

Growth and Income Portfolio    $ 15,141,767  1,181,118        $ 1,593,736 126,245    $ (6,529,354)  (520,299)  $ 10,206,149  787,064
Bond Portfolio                   11,239,545    696,535          2,197,146 136,119      (7,518,027)  (461,798)     5,918,664  370,856

6. Restricted securities

The funds have invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolios. As of January 31, 2003, the total value of restricted securities was $3,998,615 and $8,640,721, which represents 6.32% and 16.05% of the net assets of Growth and Income Portfolio and Bond Portfolio, respectively.

7. Investment transactions and other disclosures

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $9,995,552 and $12,037,796 and sales of investment securities of $7,777,806 and $8,564,673, respectively, during the six months ended January 31, 2003. Short-term securities transactions were excluded.

The funds receive a reduction in their custodian fees equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2003, the custodian fees of $646 and $574 for Growth and Income Portfolio and Bond Portfolio, respectively, were offset by this reduction, rather than paid in cash.



FINANCIAL HIGHLIGHTS (1)

GROWTH AND INCOME PORTFOLIO
                                                 (Loss) income from investment operations(3)
                                                                                    Net
                                        Net asset                         (losses)gains
                                           value,              Net        on securities     Total from
                                        beginning       investment       (both realized     investment
                                        of period           income       and unrealized)    operations

 Six months ended 01/31/2003 (2)           $11.61             $.11                $(.62)         $(.51)
 Year ended 7/31/2002                       13.11              .23                (1.33)         (1.10)
 Year ended 7/31/2001                       11.94              .30                 1.81           2.11
 Year ended 7/31/2000                       13.91              .37                 (.89)          (.52)
 Year ended 7/31/1999                       12.09              .37                 1.79           2.16
 Year ended 7/31/1998                       22.66              .51                 1.16           1.67

                                                   Dividends and distributions
                                         Dividends
                                         (from net      Distributions             Total        Net asset
                                        investment      (from capital     dividends and       value, end     Total
                                            income)             gains)    distributions        of period    return
 Six months ended 01/31/2003 (2)             $(.10)               $ -             $(.10)          $11.00     (4.42)%
 Year ended 7/31/2002                         (.24)              (.16)             (.40)           11.61     (8.60)
 Year ended 7/31/2001                         (.34)              (.60)             (.94)           13.11     18.23
 Year ended 7/31/2000                         (.34)             (1.11)            (1.45)           11.94     (3.31)
 Year ended 7/31/1999                         (.34)                 -              (.34)           13.91     18.21
 Year ended 7/31/1998                         (.57)            (11.67)           (12.24)           12.09      9.05



                                                           Ratio of             Ratio of
                                         Net assets,       expenses           net income        Portfolio
                                       end of period     to average           to average         turnover
                                        (in millions)    net assets           net assets             rate

Six months ended 01/31/2003 (2)                  $63           .72%  (4)           1.99% (4)          14%
Year ended 7/31/2002                              63            .66                 1.81               50
Year ended 7/31/2001                              61            .71                 2.32               49
Year ended 7/31/2000                              50            .73                 3.03               60
Year ended 7/31/1999                              52            .75  (5)            2.90               52
Year ended 7/31/1998                              43            .75  (5)            2.69               49



BOND PORTFOLIO

                                                       Income from investment operations(3)
                                                                                    Net
                                        Net asset                          gains(losses)
                                           value,              Net        on securities        Total from
                                        beginning       investment       (both realized        investment
                                        of period           income       and unrealized)       operations

 Six months ended 01/31/2003(2)            $15.93             $.47                 $.62             $1.09
 Year ended 7/31/2002                       16.56              .99                 (.53)              .46
 Year ended 7/31/2001                       15.79             1.16                  .77              1.93
 Year ended 7/31/2000                       16.17             1.16                 (.37)              .79
 Year ended 7/31/1999                       16.93             1.14                 (.84)              .30
 Year ended 7/31/1998                       17.17             1.19                 (.09)             1.10





                                                      Dividends and distributions
                                          Dividends
                                          (from net   Distributions                 Total       Net asset
                                         investment   (from capital         dividends and      value, end     Total
                                             income)          gains)        distributions       of period    return

 Six months ended 01/31/2003                  $(.53)            $ -                 $(.53)         $16.49     6.96%
 Year ended 7/31/2002                         (1.09)              -                 (1.09)          15.93      2.82
 Year ended 7/31/2001                         (1.16)              -                 (1.16)          16.56     12.67
 Year ended 7/31/2000                         (1.16)           (.01)                (1.17)          15.79      5.13
 Year ended 7/31/1999                         (1.06)              -                 (1.06)          16.17      1.75
 Year ended 7/31/1998                         (1.34)              -                 (1.34)          16.93      6.70






                                                            Ratio of             Ratio of
                                          Net assets,       expenses           net income        Portfolio
                                        end of period     to average           to average         turnover
                                         (in millions)    net assets           net assets             rate

 Six months ended 01/31/2003                      $54           .75%  (4)(6)        5.83% (4)          18%
 Year ended 7/31/2002                              50            .70                 6.07               70
 Year ended 7/31/2001                              46            .75  (6)            7.18               48
 Year ended 7/31/2000                              32            .75  (6)            7.31               59
 Year ended 7/31/1999                              31            .75  (6)            6.84               54
 Year ended 7/31/1998                              29            .75  (6)            6.87               50





(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 2000, 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Annualized.
(5) Had CRMC not waived investment advisory fees, the fund's expense ratio would have been 0.79% and 0.89% for the fiscal years ended 1999 and 1998, respectively.
(6) Had CRMC not waived investment advisory fees, the fund's expense ratio would have been 0.79%, 0.86%, 0.95% and 1.08%
    for the fiscal years ended 2001, 2000, 1999 and 1998, respectively. For the six months ended January 31, 2003, the expense ratio would have remained unchanged.


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OFFICE OF THE TRUST
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Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
P.O. Box 7650
San Francisco, CA 94120-7650

135 South State College Boulevard
Brea, CA 92821-5823

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 Grand Avenue
Los Angeles, CA 90071-3462

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

This report is for the information of shareholders of ENDOWMENTS, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.

FOR MORE INFORMATION ABOUT ANY OF THE AMERICAN FUNDS, PLEASE ASK YOUR INVESTMENT PROFESSIONAL FOR A PROSPECTUS.

THE CAPITAL GROUP COMPANIES

Capital International
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Capital Bank and Trust
American Funds

Lit. No. ENDI-BENDI-013-0303 (NLS)

(C) 2003 ENDOWMENTS

Litho in USA SWD/PL/6104

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